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                                      THE HARTFORD

                                      Lynn Higgins
                                      Senior Legal Assistant





February 17, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life and Annuity Insurance Company
    Separate Account VL I (Registrant)
    Hartford Quantum Life
    File No. 333-110548

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on February 12, 2004.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins